SHARE CAPITAL	12 Months Ended
Dec. 31, 2021
SHARE CAPITAL

15.	SHARE CAPITAL

On March 24, 2021, the Company performed a 3 for 1 share consolidation of the Company’s common shares, stock options, warrants and DSUs. The quantities and per unit prices presented in this note are shown on post consolidation basis.

15.1    Authorized: Unlimited number of common shares without par value

15.2    Issued and Outstanding Common Shares:

The details for the common share issuances during the year ended December 31, 2021 are as follows:

a.	During the year ended December 31, 2021, 4,114,242 shares were issued on settlement of a private placement at a price of $4.27 for gross proceeds of $17,563. The Company also incurred share issuance costs of $3,567 in relation to this private placement.

b.	During the year ended December 31, 2021, 1,924,721 warrants were exercised at an average price of $3.18 per share for gross proceeds of $6,128.

c.	During the year ended December 31, 2021, 256,662 stock options were exercised by employees of the Company at an average exercise price of $1.62 for gross proceeds of $416.

The details for the common share issuances during the year ended December 31, 2020 were as follows:

d.	During the year ended December 31, 2020, 2,886,373 shares were issued on settlement of a private placement at a price of $2.29 for gross proceeds of $6,608. The Company also incurred share issuance costs of $444 in relation to this private placement.

e.	During the year ended December 31, 2020, 612,578 shares were issued on settlement of the convertible debt issued in 2015 and 2016 of $445.

f.	During the year ended December 31, 2020, 175,000 stock options were exercised by employees of the Company at an average exercise price of $1.71 for gross proceeds of $300.

g.	During the year ended December 31, 2020, 133,333 RSU’s vested for gross proceeds of $nil.

15.3    Share Purchase Warrants

A summary of the Company’s share purchase warrants are as follows:

	Number of Warrants	Weighted Average Exercise Price
		C$
Outstanding, December 31, 2019	—	—
Issued	1,934,100	3.89
Outstanding, December 31, 2020	1,934,100	3.89

Issued	2,407,304	6.64
Forfeited	(9,379)	4.50
Exercised	(1,924,721)	3.89
Outstanding, December 31, 2021	2,407,304	6.64

During the year ended December 31, 2021, the Company issued 1,995,304 warrants as part of a private placement agreement with an exercise price of $5.10. The warrants expire 3 years from the date of closing of the placement.

During the year ended December 31, 2021, the Company issued 412,000 warrants as part of a debt agreement (Note 13) with an exercise price of C$7.50. The warrants expire 12 months from the date of issue.

During the year ended December 31, 2020, the Company issued 1,584,100 warrants as part of a private placement agreement with an exercise price of C$4.50. The warrants expire 2 years from the date of closing of the placement.

During the year ended December 31, 2020, the Company issued 350,000 warrants as part of a debt agreement (Note 13) with an exercise price of C$1.14. The warrants expire 12 months from the date of issue. All warrants were exercised during the year ended December 31, 2021.

15.4    Directors, Consultants, and Employee stock options

The Company has adopted a share option plan for which options to acquire up to 10% of the issued share capital, at the award date, may be granted to eligible optionees from time to time. Generally, share options granted have a maximum term of five years, and a vesting period and exercise price determined by the directors.

A summary of the Company’s directors, consultants, and employee stock options are as follows:

	Number of Options	Weighted Average Exercise Price
		C$
Outstanding, December 31, 2019	1,213,320	2.25
Issued	433,333	3.15
Forfeited	(298,333)	2.01
Exercised	(175,000)	2.22
Outstanding, December 31, 2020	1,173,320	2.70

Issued	684,999	6.71
Exercised	(256,662)	2.06
Outstanding, December 31, 2021	1,601,657	4.52

During the year ended December 31, 2021, the Company granted 524,999 stock options to consulting firms to purchase common shares of the Company with exercise prices ranging from C$5.86 to C$9.36 per common share expiring in one to five years.

During the year ended December 31, 2021, the Company granted 160,000 stock options to executives and directors to purchase common shares of the Company with exercise prices ranging from C$7.20 to C$7.24 per common share and expiring in five years. These stock options vest over three years.

During the year ended December 31, 2020, the Company granted 200,000 stock options to consulting firms to purchase common shares of the Company with exercise prices ranging from C$1.43 to C$2.40 per common share expiring in one to two years.

During the year ended December 31, 2020, the Company granted 233,333 stock options to executives and directors to purchase common shares of the Company with exercise prices ranging from C$1.20 to C$6.15 per common share and expiring in five years. These stock options vest from immediately to over three years.

During the year ended December 31, 2021, the Company recognized $814 (2020 - $531) on the grant and vesting of options to directors, consultants and employees. The grant date fair value per option was calculated using the Black-Scholes model with the following weighted average assumptions:

	December 31, 2021	December 31, 2020

Fair value at grant date (C$)	$4.20	$0.42
Risk-free interest rate	0.42%	0.30%
Expected life of options	4 years	4 years
Annual dividend rate	0%	0%
Annualized volatility	90%	82%
Forfeiture rate	3%	3%

The following tables summarize information about the Company’s stock options outstanding at

December 31, 2021:

	Options Outstanding	Options Exercisable	Exercise Price	Remaining Contractual Life (Years)	Expiry Date
			C$

March 14, 2017	8,333	8,333	7.50	0.20	March 14, 2022
April 4, 2018	83,333	83,333	5.25	1.26	April 4, 2023
April 26, 2018	83,333	83,333	4.35	1.32	April 26, 2023
May 29, 2018	83,333	83,333	4.35	1.41	May 29, 2023
January 17, 2019	166,666	138,888	2.40	2.05	January 17, 2024
April 26, 2019	33,333	27,778	1.68	2.32	April 26, 2024
November 15, 2019	233,333	155,555	1.50	2.88	November 15, 2024
November 28, 2019	16,666	16,666	1.56	2.91	November 28, 2024
May 4, 2020	24,999	24,999	1.20	3.34	May 4, 2025
May 12, 2020	16,666	16,666	1.20	3.36	May 12, 2025
May 26, 2020	33,333	22,222	1.20	3.40	May 26, 2025
September 18, 2020	66,666	66,666	1.43	0.71	September 18, 2022
November 23, 2020	66,664	66,664	6.15	3.90	November 23, 2025
January 12, 2021	333,333	333,333	6.51	4.03	January 11, 2026
February 1, 2021	41,666	20,832	9.36	4.09	January 31, 2026
March 8, 2021	100,000	16,667	7.20	4.18	March 7, 2026
April 27, 2021	60,000	10,000	7.24	4.32	April 26, 2026
September 24, 2021	150,000	150,000	5.86	0.73	September 23, 2022

Total	1,601,657	1,325,268

15.5    Restricted Share Units

Pursuant to the Company’s Restricted Share Unit (“RSU”) Incentive Plan approved by the board of directors of the Company on June 8, 2015, restricted stock units to acquire common shares of the Company may be granted to specified service providers of the Company in accordance with the terms and conditions of the plan.

Upon vesting, each RSU entitles the participant to receive one common share, provided that the participant is continuously employed with or providing services to the Company. RSUs track the value of the underlying common shares, but do not entitle the recipient to the underlying common shares until such RSUs vest, nor do they entitle a holder to exercise voting rights or any other rights attached to ownership or control of the common shares, until the RSU vests and the RSU participant receives common shares.

A summary of the Company’s RSU’s are as follows:

Number of RSUs

Outstanding, December 31, 2019	33,333
Issued	100,000
Vested	(133,333)
Outstanding, December 31, 2020	—
Issued	166,000
Outstanding, December 31, 2021	166,000

On April 27, 2021 the Company issued 166,000 RSU’s to directors and officers of the Company that vest after 3 years. At December 31, 2021, there were 166,000 RSUs outstanding (December 31, 2020 – nil). During the year ended December 31, 2021, the Company recorded $216 (December 31, 2020 - $109) as stock-based compensation for the fair value of the RSUs issued.

15.6    Deferred Share Units

Pursuant to the Company’s Deferred Share Unit (“DSU”) Incentive Plan approved by the board of directors of the Company on July 8, 2018, deferred stock units to acquire common shares of the Company may be granted to specified board members of the Company in accordance with the terms and conditions of the plan.

Each DSU entitles the participant to receive one common share upon vesting. DSUs vest into common shares on the board members’ separation date from the board of directors. DSUs track the value of the underlying common shares, but do not entitle the recipient to the underlying common shares until such DSUs vest, nor do they entitle a holder to exercise voting rights or any other rights attached to ownership or control of the common shares, until the DSU vests and the DSU participant receives common shares.

A summary of the Company’s DSUs are as follows:

Number of DSUs

Outstanding, December 31, 2019	22,619
Issued	72,522
Outstanding, December 31, 2020	95,141
Issued	75,650
Outstanding, December 31, 2021	170,791

During the year ended December 31, 2021, the Company issued 75,650 DSUs

(December 31, 2020 – 72,522) to board members of the Company that vest upon the board members separation date from the Board of Directors.

During the year ended December 31, 2021, the Company recorded $323

(December 31, 2020 - $97) as stock-based compensation for the fair value of the DSUs issued.